Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Schedule of disaggregated revenue

	For the Years Ended December 31,
	2018	2017
Revenues
Services
Trucking	$2,060,992	$1,757,777
Waste hauling	1,844,053	1,799,327
Repairs	413,210	192,639
Other	313,252	238,212
Total services	4,631,057	3,987,955

Sales of parts and equipment	2,702,340	2,422,665
Total revenue	$7,333,847	$6,410,620

Schedule of property and equipment useful lives
Useful Life (Years)
Building and Improvements	4
Machinery and Equipment	3-7
Tractors	3-7
Trucks and vehicles	3-6

Useful Life (Years)
Building and Improvements	4
Machinery & Equipment	3-7
Tractors	3-7
Trucks and vehicles	3-6

Schedule of identifiable intangible assets
Acquired intangible Asset	Amortization Basis	Expected Life (years)
Customer-Related	Straight-line basis	5

Acquired intangible Asset	Amortization Basis	Expected Life (years)
Customer-Related	Straight-line basis	5

Goedeker [Member]
Schedule of disaggregated revenue

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Appliance sales	$10,086,489	$-	$18,535,801	$-
Furniture sales	1,398,843	-	2,969,390	-
Other sales	646,771	-	1,242,962	-
Total revenue	$12,132,103	$-	$22,748,153	$-

Neese [Member]
Schedule of disaggregated revenue

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Revenues
Trucking	$383,709	$568,004	$1,267,550	$1,580,032
Waste hauling and pumping	40,781	45,349	417,138	296,891
Repairs	181,129	163,618	309,330	429,348
Other	136,422	106,489	299,747	236,816
Total services	742,041	883,460	2,293,765	2,543,087
Sales of parts and equipment	670,221	583,054	1,523,031	1,155,668
Total revenue	$1,412,262	$1,466,514	$3,816,796	$3,698,755